Note 10 - Premises and Equipment	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
1
0
Premises and Equipment
A summary of premises and equipment at
December 31, 2018
and
2017
is as follows:

(Dollars in thousands)	2018	2017
Land	$2,621	2,021
Office buildings and improvements	10,878	9,844
Furniture and equipment	12,935	12,507
	26,434	24,372
Accumulated depreciation	(16,799)	(16,146)
	$9,635	8,226

The increase in premises and equipment related primarily to the purchase of a building in the Milwaukee area that will be used as a new location for our existing loan production office in that market.